Stock-Based Compensation Plans - Summary of Option Activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Stock-Based Compensation Plans
Number of Stock Options Outstanding (in shares), Beginning	1,501,901	1,568,551
Weighted-Average Exercise Price (in dollars per share), Beginning	$ 61.06	$ 52.31
Weighted-Average Remaining Contractual Life (years)	4 years	3 years 9 months 18 days	3 years 10 months 24 days
Aggregate Intrinsic Value	$ 15.3	$ 91.6	$ 54.8
Granted, shares (in shares)	432,191	280,658	278,845
Granted, weighted-average exercise price (in dollars per share)	$ 99.79	$ 88.82
Exercised, shares (in shares)	(303,660)	(332,109)
Exercised, weighted-average exercise price (in dollars per share)	$ 46.25	$ 37.25
Forfeited, shares (in shares)	(75,180)	(15,199)
Forfeited, weighted-average exercise price (in dollars per share)	$ 80.09	$ 77.06
Expired, shares (in shares)	(151)
Expired, weighted-average exercise price (in dollars per share)	$ 77.41
Number of Stock Options Outstanding (in shares), Ending	1,555,101	1,501,901	1,568,551
Weighted-Average Exercise Price (in dollars per share), Ending	$ 73.19	$ 61.06	$ 52.31
Vested or expected to vest, shares (in shares)	1,555,101
Vested or expected to vest, weighted-average exercise price (in dollars per share)	$ 73.19
Vested or expected to vest, weighted-average remaining contractual life (Year)	4 years
Vested or expected to vest, aggregate intrinsic value	$ 15.3
Exercisable, shares (in shares)	1,074,719
Exercisable, weighted-average exercise price (in dollars per share)	$ 64.24
Exercisable, weighted-average remaining contractual life (Year)	3 years 1 month 6 days
Exercisable, aggregate intrinsic value	$ 15.0